Financial instruments and risk management - Management of Financial Risks, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Proportion of average cost of debt	4.90%	5.20%
Adjustments for gains (losses) on change in fair value of derivatives		£ 151
Proportion of average cost of debt, excluding adjusting items	4.80%